RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2021
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
Schedule of shareholders' equity under the rules of the Argentine Central Bank

12/31/2021
Capital Stock	456,722
Capital Adjustment	4,713,494
Paid in Capital	43,558,993
Legal Reserve	531,832
Other Reserves	4,103,753
Retained earnings	(1,201,458)
Other Comprehensive Income	1,210,586
Total shareholders’ equity attributable to the owners of the parent under the rules of the Argentine Central Bank	53,373,922